Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Operating activities [Abstract]
Net (loss) income	$ 9,412	$ 9,607	$ 17,984	$ 11,106	$ (543)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Non-cash compensation expense	2,141	95	127	132	118
Receivables and inventory allowance	55	(178)
Depreciation	1,127	838	1,090	895	821
Amortization of intangible assets	3,883	3,883	5,178	5,178	5,178
Gain on sale-leaseback transaction	(8)	(8)	(11)	(11)	(11)
Amortization of deferred financing costs	1,583	115	148	181	181
Change in fair value of derivative	28	0	(28)	0	0
Deferred income taxes	(328)	0
Gain on sale of equipment	(5)	0	0	5	0
Change in operating assets and liabilities [Abstract]
Accounts receivable	(1,338)	1,340	(161)	(3,675)	(2)
Inventories	(5,781)	(4,189)	(2,516)	944	(3,063)
Prepaid expenses and other assets	(1,044)	(224)	(211)	145	(76)
Accounts payable and accrued expenses	4,521	6,078
Accounts payable			1,802	(1,189)	3,123
Accrued expenses			2,497	1,784	877
Net cash provided by operating activities	14,246	17,357	25,899	15,495	6,613
Investing activities [Abstract]
Purchase of property and equipment	(3,828)	(1,334)	(2,878)	(2,651)	(1,306)
Proceeds from sale of property and equipment			0	0	4
Net cash used in investing activities	(3,828)	(1,334)	(2,878)	(2,651)	(1,302)
Financing activities [Abstract]
Principal payments on long-term borrowings	(88,575)	(23,606)	(26,155)	(6,872)	(6,154)
Proceeds from long-term borrowings	65,000	28,500	28,500	0	0
Payment of deferred financing costs	(1,052)	(664)	(664)	0	0
Proceeds from Issuance Initial Public Offering	99,512	0
Purchase of units from existing LLC Unit holders	(29,762)	0	0	(260)	0
Payments of costs directly associated with initial public offering	(1,550)	0
Distributions to members	(64,627)	(21,124)	(23,542)	0	0
Net cash used in financing activities	(21,054)	(16,894)	(21,861)	(7,132)	(6,154)
Changes in cash	(10,636)	(871)	1,160	5,712	(843)
Cash-Beginning of period	15,957	14,797	14,797	9,085	9,928
Cash-End of period	5,321	13,926	15,957	14,797	9,085
Supplemental cash flow information:
Cash paid for interest	1,400	512	1,190	1,241	1,662
Assets acquired under notes payable			0	0	232
Non-cash financing activities:
Initial establishment of deferred tax assets	18,634	0
Initial establishment of amounts payable under tax receivable agreements	13,636	0	0
Exchange of LLC Units held by selling shareholders for Class A Common Stock upon merger of entities in Recapitalization	$ 47,766	$ 0